CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ (9,871)	$ 1,485	$ 4,598
Other comprehensive income:
Foreign currency translation adjustments	873	446
Total comprehensive income (loss)	$ (8,998)	$ 1,931	$ 4,598